Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 5,554	€ 2,595	€ 612
Other comprehensive income, Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	1,203	804	149
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	91	(15)	(24)
Total of income tax related to items that will not be reclassified to profit or loss	(667)	(202)	82
Items that are or may be reclassified to profit or loss, Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	(1,496)	(351)	676
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(216)	237	323
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(819)	1	(14)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	71	(54)	4
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	331	1,117	(1,819)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(20)	(14)	6
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	20	(5)	1
Total of income tax related to items that are or may be reclassified to profit or loss	654	286	(122)
Other comprehensive income (loss), net of tax	(417)	1,329	(1,385)
Total comprehensive income (loss), net of tax	5,137	3,924	(774)
Attributable to [Abstract]
Noncontrolling interests	185	212	59
Deutsche Bank shareholders and additional equity components	€ 4,952	€ 3,713	€ (833)